Schedule of Investments

May 31, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–106.56%
California–101.06%
ABAG Finance Authority for Nonprofit Corps. (Sharp Healthcare); Series 2014 A, RB	5.00%	08/01/2043	$ 500	$ 500,218

Adelanto (City of), CA Improvement Agency; Series 1993 B, Ref. RB (INS - FGIC)(a)	5.50%	12/01/2023	5	5,027

Adelanto Community Facilities District No. 2006-2 (Improvement Area No. 2); Series 2015 A, RB	5.00%	09/01/2045	1,000	1,007,986

Adelanto Public Utility Authority (Utility System);
Series 2014 A, RB	5.00%	07/01/2024	245	245,169

Series 2014 A, RB	5.00%	07/01/2039	5,710	5,712,369

Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	07/01/2039	2,000	2,125,921

Alameda (City of), CA Corridor Transportation Authority; Series 2022 C, RB (INS - AGM)(a)	5.00%	10/01/2052	7,000	7,525,573

Anaheim (City of), CA Public Financing Authority (Anaheim Convention Center Expansion); Series 2014 A, Ref. RB(b)(c)	5.00%	05/01/2024	1,350	1,371,942

Atwater (City of), CA;
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	05/01/2040	1,250	1,314,517

Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	05/01/2043	1,300	1,361,966

Bakersfield (City of), CA (Assessment District No. 07-2); Series 2008, RB	7.38%	09/02/2028	785	789,197

Bay Area Toll Authority (San Francisco Bay Area);
Series 2017 F-1, RB(b)(d)(e)	5.00%	04/01/2027	3,465	3,756,911

Series 2017, Ref. RB	4.00%	04/01/2049	630	614,554

Beaumont (City of), CA (Community Facilities District No. 2016-1);
Series 2019, RB	5.00%	09/01/2030	125	131,610

Series 2019, RB	5.00%	09/01/2031	140	147,277

Series 2019, RB	5.00%	09/01/2049	775	782,427

Beaumont (City of), CA Financing Authority (Improvement Area No. 17A); Series 2013 B, RB(b)(c)	5.00%	09/01/2023	635	637,472

Beaumont (City of), CA Financing Authority (Improvement Area No. 19A); Series 2015 B, Ref. RB	5.00%	09/01/2025	1,560	1,582,203

Beaumont (City of), CA Financing Authority (Improvement Area No. 19C); Series 2013 A, RB(b)(c)	5.00%	09/01/2023	745	747,900

Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds(f)	0.00%	08/01/2026	1,465	1,322,145

Series 2009, GO Bonds(f)	0.00%	08/01/2032	3,045	2,221,426

Blythe (City of), CA Community Facilities District No. 2004-1; Series 2005, RB	5.30%	09/01/2035	500	501,715

Blythe (City of), CA Redevelopment Agency Successor Agency (Project No. 1);
Series 2011 A, RB	9.75%	05/01/2038	1,905	1,913,163

Series 2015, Ref. RB	5.00%	05/01/2038	1,000	1,015,869

Calexico (City of), CA Community Facilities District No. 2005-1;
Series 2006, RB(g)	5.50%	09/01/2036	2,500	825,000

Series 2006, RB(g)	5.55%	09/01/2036	2,325	767,250

California (State of);
Series 2000, GO Bonds	5.75%	05/01/2030	5	5,013

Series 2015, GO Bonds	5.00%	08/01/2045	1,000	1,031,618

Series 2016, GO Bonds(e)	5.00%	09/01/2045	3,400	3,561,642

Series 2022 CU, GO Bonds	4.85%	12/01/2046	1,700	1,807,710

Series 2022, GO Bonds(e)	5.00%	11/01/2042	11,370	12,786,261

Series 2022, GO Bonds	5.25%	09/01/2047	6,000	6,803,616

Series 2022, GO Bonds	4.00%	04/01/2049	3,500	3,457,929

Series 2022, GO Bonds(e)	5.00%	09/01/2052	10,000	11,004,716

Series 2023, GO Bonds	5.00%	10/01/2045	7,000	7,849,113

Series 2023, GO Bonds	5.25%	10/01/2045	8,500	9,744,312

California (State of) Community Choice Financing Authority (Green Bonds);
Series 2023 C, RB(c)	5.25%	10/01/2031	5,000	5,229,830

Series 2023, RB(c)	5.00%	08/01/2029	3,600	3,776,933

California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College);
Series 2018, RB	5.25%	05/01/2048	665	672,570

Series 2018, RB	5.25%	05/01/2053	2,500	2,519,241

California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(h)	5.00%	04/01/2049	4,555	3,763,891

California (State of) Community Housing Agency (Serenity at Larkspur); Series 2020 A, RB(h)	5.00%	02/01/2050	4,500	3,698,741

California (State of) Community Housing Agency (Stonridge Apartments); Series 2021 A, RB(h)	4.00%	02/01/2056	3,000	2,204,380

See accompanying notes which are an integral part of this schedule.

Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
California (State of) Community Housing Agency (Verdant at Green Valley); Series 2019 A, RB(h)	5.00%	08/01/2049	$ 5,360	$ 5,048,329

California (State of) County Tobacco Securitization Agency;
Series 2007 B, RB	5.10%	06/01/2028	85	84,741

Series 2007 D, RB(f)(h)	0.00%	06/01/2057	45,600	3,273,350

Series 2007 E, RB(f)(h)	0.00%	06/01/2057	51,500	3,139,795

Series 2007 F, RB(f)(h)	0.00%	06/01/2057	55,250	3,246,529

Series 2014, Ref. RB	4.00%	06/01/2029	465	465,484

Series 2020 A, Ref. RB	4.00%	06/01/2037	550	549,066

Series 2020 A, Ref. RB	4.00%	06/01/2039	1,200	1,186,975

California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.);
Series 2002, RB	5.88%	06/01/2035	2,765	2,810,666

Series 2002, RB	6.00%	06/01/2042	18,700	19,009,160

Series 2006 C, RB(f)	0.00%	06/01/2055	332,360	30,086,756

California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2002, RB	6.00%	06/01/2035	4,500	4,503,193

Series 2002, RB	6.13%	06/01/2038	9,700	9,705,919

Series 2006 A, RB(f)	0.00%	06/01/2046	62,110	14,271,158

Series 2006 C, RB(f)	0.00%	06/01/2055	71,700	7,365,719

Series 2006 D, RB(f)	0.00%	06/01/2055	309,500	27,167,539

California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2049	2,000	1,836,160

Series 2020 A, Ref. RB	4.00%	06/01/2049	710	651,837

Series 2020 B-1, Ref. RB	5.00%	06/01/2049	615	618,662

Series 2020 B-2, Ref. RB(f)	0.00%	06/01/2055	22,000	3,676,794

California (State of) County Tobacco Securitization Agency (Merced County Tobacco Funding Corp.); Series 2020, Ref. RB	5.00%	06/01/2050	1,680	1,681,037

California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.);
Series 2020, Ref. RB	4.00%	06/01/2049	1,380	1,266,950

Series 2020, Ref. RB(f)	0.00%	06/01/2055	7,050	1,416,047

California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	1,040	1,040,029

California (State of) Educational Facilities Authority (Loma Linda University);
Series 2017 A, Ref. RB	5.00%	04/01/2042	1,715	1,769,754

Series 2017 A, Ref. RB	5.00%	04/01/2047	1,000	1,026,968

California (State of) Educational Facilities Authority (University of Redlands); Series 2022 A, RB	5.00%	10/01/2052	3,600	3,499,372

California (State of) Educational Facilities Authority (University of San Francisco); Series 2018 A, RB	5.00%	10/01/2043	2,730	2,843,737

California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center);
Series 2015, Ref. RB	5.00%	11/15/2031	1,300	1,365,603

Series 2015, Ref. RB	5.00%	11/15/2032	1,250	1,312,658

Series 2015, Ref. RB	5.00%	11/15/2033	1,000	1,049,472

Series 2021 A, Ref. RB	4.00%	08/15/2048	24,375	23,654,292

California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2017 A, Ref. RB	5.00%	08/15/2047	1,715	1,716,265

California (State of) Health Facilities Financing Authority (Commonspirit Health); Series 2020 A, Ref. RB	4.00%	04/01/2049	12,060	11,161,859

California (State of) Health Facilities Financing Authority (Community Program for Persons with Developmental Disabilities); Series 2011 A, RB (INS - Cal-Mortgage)(a)	6.25%	02/01/2026	1,105	1,107,905

California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	4.00%	11/15/2047	560	540,618

California (State of) Health Facilities Financing Authority (On Lok Senior Health Services) (Social Bonds);
Series 2020, Ref. RB	5.00%	08/01/2040	700	722,735

Series 2020, Ref. RB	5.00%	08/01/2050	1,000	1,013,376

California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2013 A, RB(b)(c)	5.00%	07/01/2023	1,000	1,001,149

California (State of) Health Facilities Financing Authority (Stanford Health Care); Series 2020 A, Ref. RB	4.00%	08/15/2050	15,000	14,548,132

See accompanying notes which are an integral part of this schedule.

Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2016 B, Ref. RB	5.00%	11/15/2046	$ 8,000	$ 8,192,070

Series 2017 A, Ref. RB	5.00%	11/15/2048	10,000	10,284,478

Series 2018 A, RB	5.00%	11/15/2048	3,000	3,085,343

California (State of) Housing Finance Agency;
Series 2019 A-1, RB	4.25%	01/15/2035	6,315	6,269,735

Series 2019 A-2, RB	4.00%	03/20/2033	8,464	8,176,471

Series 2021-1A, Revenue Ctfs.	3.50%	11/20/2035	3,906	3,629,294

California (State of) Housing Finance Agency (Social Certificates); Series 2021 A, RB	3.25%	08/20/2036	9,772	8,736,903

California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group);
Series 2015 A, Ref. RB	5.00%	11/01/2041	6,265	6,303,096

Series 2015, Ref. RB	5.00%	11/01/2035	1,000	1,006,370

California (State of) Infrastructure & Economic Development Bank (WFCS Portfolio Program); Series 2021 A-1, RB(h)	5.00%	01/01/2056	2,450	1,864,464

California (State of) Municipal Finance Authority;
Series 2021 B, RB	4.00%	09/01/2041	915	825,738

Series 2021 B, RB	4.00%	09/01/2046	830	725,469

Series 2021 B, RB	3.38%	09/01/2051	580	391,711

Series 2021 B, RB	4.00%	09/01/2051	775	656,060

California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	2,515	2,453,104

California (State of) Municipal Finance Authority (Bella Mente Montessori Academy);
Series 2018 A, RB(h)	5.00%	06/01/2038	280	263,374

Series 2018 A, RB(h)	5.00%	06/01/2048	705	626,800

California (State of) Municipal Finance Authority (Bold Program);
Series 2020 B, RB	4.00%	09/01/2043	755	678,165

Series 2020 B, RB	4.00%	09/01/2050	1,095	943,719

Series 2021 A, RB	4.00%	09/01/2041	655	585,223

Series 2021 A, RB	4.00%	09/01/2051	1,500	1,261,829

Series 2022 B, Ref. RB	6.00%	09/01/2052	2,160	2,204,912

Series 2022 B, Ref. RB	6.30%	09/01/2052	870	903,473

Series 2022 C, RB	6.25%	09/01/2052	1,900	1,914,886

California (State of) Municipal Finance Authority (California Baptist University); Series 2016 A, RB(h)	5.00%	11/01/2046	1,000	957,512

California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.);
Series 2014 A, RB	5.25%	08/15/2039	2,665	2,696,498

Series 2014 A, RB	5.25%	08/15/2049	1,420	1,434,064

Series 2014 B, RB	5.88%	08/15/2049	705	707,725

California (State of) Municipal Finance Authority (Caritas);
Series 2017 A, Ref. RB	4.00%	08/15/2037	1,055	1,012,097

Series 2021 B, Ref. RB	4.00%	08/15/2041	295	270,635

Series 2021 B, Ref. RB	4.00%	08/15/2051	435	372,380

California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2043	5,900	6,018,238

California (State of) Municipal Finance Authority (CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Housing); Series 2018, RB	5.00%	05/15/2043	3,000	3,060,514

California (State of) Municipal Finance Authority (CHF-Riverside II, LLC - UCR North District Phase I Student Housing); Series 2019, RB (INS - BAM)(a)	5.00%	05/15/2049	2,660	2,753,336

California (State of) Municipal Finance Authority (Community Medical Centers);
Series 2017 A, Ref. RB	5.00%	02/01/2034	3,750	3,913,503

Series 2017 A, Ref. RB	5.00%	02/01/2035	4,000	4,163,313

Series 2017 A, Ref. RB	5.00%	02/01/2036	2,000	2,072,924

Series 2017 A, Ref. RB	5.00%	02/01/2037	1,000	1,032,223

Series 2017 A, Ref. RB	5.00%	02/01/2042	625	639,660

Series 2017 A, Ref. RB	5.00%	02/01/2047	1,380	1,408,200

California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 A, Ref. RB	5.00%	07/01/2047	1,000	1,011,784

See accompanying notes which are an integral part of this schedule.

Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada);
Series 2012, RB(h)	6.63%	01/01/2032	$ 930	$ 919,192

Series 2012, RB(h)	6.88%	01/01/2042	2,080	2,003,423

California (State of) Municipal Finance Authority (Green Bonds); Series 2021, RB (INS - BAM)(a)	4.00%	05/15/2046	2,000	1,853,860

California (State of) Municipal Finance Authority (Humangood Obligation Group); Series 2019 A, Ref. RB	5.00%	10/01/2044	1,695	1,722,667

California (State of) Municipal Finance Authority (Humangood); Series 2021, RB	4.00%	10/01/2049	4,000	3,551,882

California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(i)	5.00%	12/31/2043	10,005	10,143,202

Series 2018 A, RB(i)	5.00%	12/31/2047	18,610	18,768,276

California (State of) Municipal Finance Authority (Mt. San Antonio Gardens); Series 2019, Ref. RB	5.00%	11/15/2049	2,825	2,432,628

California (State of) Municipal Finance Authority (Palmdale Aerospace Academy (The)); Series 2018 A, RB(h)	5.00%	07/01/2049	600	544,810

California (State of) Municipal Finance Authority (Palomar Health); Series 2022 A, Ref. COP (INS - AGM)(a)	5.25%	11/01/2052	5,400	5,743,598

California (State of) Municipal Finance Authority (Samuel Merritt University); Series 2022, RB	5.25%	06/01/2053	11,500	12,244,022

California (State of) Municipal Finance Authority (Santa Rosa Academy); Series 2022, Ref. RB	5.00%	07/01/2052	2,050	1,858,018

California (State of) Municipal Finance Authority (Social Bonds);
Series 2019 A, Ref. RB(h)	5.00%	11/01/2029	990	1,016,132

Series 2019 A, Ref. RB(h)	5.00%	11/01/2039	1,475	1,444,843

Series 2019 A, Ref. RB(h)	5.00%	11/01/2049	1,700	1,620,976

California (State of) Municipal Finance Authority (Touro College and University System); Series 2014 A, RB(b)(c)	5.25%	07/01/2024	620	633,337

California (State of) Municipal Finance Authority (Town and Country Manor); Series 2019, Ref. RB (INS - Cal-Mortgage)(a)	5.00%	07/01/2049	5,885	6,193,296

California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing); Series 2019, RB (INS - BAM)(a)	5.00%	05/15/2052	5,875	6,065,685

California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(i)	4.00%	07/15/2029	16,780	16,353,780

California (State of) Municipal Finance Authority (University of La Verne); Series 2017 A, Ref. RB	5.00%	06/01/2043	600	617,710

California (State of) Municipal Finance Authority (Waste Management, Inc.); Series 2019 A, RB(c)(i)	2.40%	10/01/2029	8,000	7,302,782

California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB(h)	5.00%	08/01/2039	1,500	1,392,930

California (State of) Pollution Control Financing Authority;
Series 2012, RB(h)(i)	5.00%	07/01/2037	3,000	3,005,489

Series 2012, RB(h)(i)	5.00%	11/21/2045	1,000	994,639

California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern California LLC);
Series 2016, RB (Acquired 01/21/2016; Cost $3,500,000)(h)(i)(j)(k)	7.00%	12/01/2027	3,500	350,000

Series 2017, RB (Acquired 08/15/2017; Cost $2,000,000)(h)(i)(j)(k)	8.00%	12/01/2027	2,000	120,000

California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB (Acquired 05/25/2017; Cost $1,387,423)(h)(i)(j)(k)	7.50%	07/01/2032	1,425	71,250

Series 2017, RB (Acquired 05/25/2017; Cost $1,890,139)(h)(i)(j)(k)	8.00%	07/01/2039	1,900	95,000

Series 2020, RB(h)(i)(j)	7.50%	07/01/2032	420	54,600

California (State of) Pollution Control Financing Authority (Poseidon Resources L.P.); Series 2023, RB(h)(i)	5.00%	11/21/2045	1,000	1,020,607

California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(h)	5.00%	11/21/2045	3,500	3,544,027

California (State of) Pollution Control Financing Authority (Waste Management, Inc.); Series 2015 B-1, Ref. RB(i)	3.00%	11/01/2025	1,500	1,463,420

California (State of) Public Finance Authority (California Crosspoint Academy); Series 2020 A, RB(h)	5.13%	07/01/2055	5,000	3,982,681

California (State of) Public Finance Authority (Crossroads Christian Schools); Series 2020, RB(h)	5.00%	01/01/2056	1,000	811,598

California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021 B-3, RB(h)	2.13%	11/15/2027	2,000	1,921,078

Series 2021, RB(h)	2.38%	11/15/2028	2,000	1,908,350

Series 2021, RB(h)	5.00%	11/15/2046	1,000	892,251

Series 2021, RB(h)	5.00%	11/15/2051	500	435,207

Series 2021, RB(h)	5.00%	11/15/2056	1,000	856,368

California (State of) Public Finance Authority (Henry Mayo Newhall Hospital);
Series 2017, Ref. RB	5.00%	10/15/2037	1,000	1,014,849

Series 2017, Ref. RB	5.00%	10/15/2047	1,000	994,592

See accompanying notes which are an integral part of this schedule.

Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
California (State of) Public Finance Authority (Kendal at Ventura); Series 2023 A-C, RB(h)	10.00%	05/15/2028	$ 2,900	$ 2,861,115

California (State of) Public Finance Authority (LaVerne Elementary Preparatory Academy); Series 2019 A, RB(h)	5.00%	06/15/2049	1,400	1,243,585

California (State of) Public Finance Authority (Trinity Classical Academy);
Series 2019 A, RB(h)	5.00%	07/01/2036	400	382,579

Series 2019 A, RB(h)	5.00%	07/01/2044	630	562,774

Series 2019 A, RB(h)	5.00%	07/01/2054	1,600	1,362,142

California (State of) Public Works Board (Various Capital); Series 2021 B, RB	4.00%	05/01/2046	19,640	19,148,267

California (State of) Public Works Board (Various Correctional Facilities); Series 2014 A, RB	5.00%	09/01/2039	3,000	3,040,345

California (State of) School Finance Authority (Alliance for College-Ready Public Schools);
Series 2013 A, RB	6.30%	07/01/2043	840	840,946

Series 2015, RB(h)	5.00%	07/01/2045	1,265	1,269,694

California (State of) School Finance Authority (Aspen Public Sschools Obligated Group);
Series 2022 A, RB(h)	6.13%	07/01/2052	3,745	3,722,116

Series 2022 A, RB(h)	6.25%	07/01/2062	4,655	4,614,335

California (State of) School Finance Authority (Aspire Public School);
Series 2015 A, Ref. RB(h)	5.00%	08/01/2045	1,000	974,002

Series 2016, Ref. RB(b)(c)(h)	5.00%	08/01/2025	65	67,510

Series 2016, Ref. RB(h)	5.00%	08/01/2046	685	664,437

California (State of) School Finance Authority (Camino Nuevo Charter Academy Obligated Group) (Sustainability Bonds); Series 2023, Ref. RB(h)	5.25%	06/01/2053	1,550	1,515,911

California (State of) School Finance Authority (Escuela Popular); Series 2017, RB(h)	6.25%	07/01/2037	1,250	1,267,843

California (State of) School Finance Authority (Granada Hills Charter Obligated Group); Series 2019, RB(h)	5.00%	07/01/2043	2,000	2,006,124

California (State of) School Finance Authority (Green Dot Public Schools);
Series 2015 A, RB(h)	5.00%	08/01/2045	1,500	1,486,331

Series 2018 A, RB(h)	5.00%	08/01/2038	1,000	1,012,671

California (State of) School Finance Authority (Grimmway Schools Obligated Group); Series 2016 A, RB(h)	4.25%	07/01/2028	1,000	986,985

California (State of) School Finance Authority (Hawking Steam Charter School);
Series 2022, RB(h)	5.38%	07/01/2056	995	952,754

Series 2022, RB(h)	5.50%	07/01/2062	1,000	967,244

California (State of) School Finance Authority (KIPP LA);
Series 2015 A, RB(h)	5.00%	07/01/2045	500	502,445

Series 2017 A, RB(h)	5.00%	07/01/2037	590	604,196

Series 2017 A, RB(h)	5.00%	07/01/2047	1,240	1,249,117

California (State of) School Finance Authority (KIPP SoCal Public Schools); Series 2019 A, RB(h)	5.00%	07/01/2049	1,700	1,714,142

California (State of) School Finance Authority (New Designs Charter School); Series 2012 A, RB	5.25%	06/01/2032	1,440	1,440,575

California (State of) School Finance Authority (Orange County Educational Arts Academy); Series 2023, Ref. RB (CEP - Colorado Higher Education Intercept Program)(h)	5.88%	06/01/2053	700	699,022

California (State of) School Finance Authority (Partnership to Uplift Communities) (Social Bonds);
Series 2023, RB(h)	5.50%	08/01/2043	550	555,492

Series 2023, RB(h)	5.50%	08/01/2047	525	524,266

California (State of) School Finance Authority (Sonoma County Junior College); Series 2021, RB(h)	4.00%	11/01/2051	2,700	2,039,220

California (State of) School Finance Authority (Stem Preparatory Schools - Obligated Group);
Series 2023 A, RB(h)	5.13%	06/01/2053	500	485,551

Series 2023 A, RB(h)	5.38%	05/01/2063	1,000	983,188

California (State of) Statewide Communities Development Authority;
Series 2017, RB	5.00%	09/02/2037	1,135	1,168,132

Series 2017, RB	5.00%	09/02/2046	1,265	1,281,591

Series 2020 B, RB	4.00%	09/02/2050	445	372,774

Series 2020, RB	4.00%	09/01/2040	400	361,667

Series 2020, RB	4.00%	09/01/2050	2,340	1,994,877

Series 2021 A, RB	4.00%	09/02/2051	1,990	1,578,196

California (State of) Statewide Communities Development Authority (Adventist Health System);
Series 2015, Ref. RB	5.00%	03/01/2033	775	801,214

Series 2015, Ref. RB	5.00%	03/01/2045	2,315	2,342,149

Series 2018, Ref. RB	5.00%	03/01/2042	1,185	1,212,562

See accompanying notes which are an integral part of this schedule.

Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools - 47th and Main);
Series 2012 A, RB	6.38%	07/01/2047	$ 2,000	$ 2,002,341

Series 2012, RB	6.10%	07/01/2032	820	821,333

California (State of) Statewide Communities Development Authority (Buck Institute for Research on Aging); Series 2021, Ref. RB	4.00%	04/01/2046	4,230	3,832,004

California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2014 A, RB(h)	5.13%	11/01/2023	175	175,202

Series 2017 A, Ref. RB(h)	5.00%	11/01/2041	875	863,563

California (State of) Statewide Communities Development Authority (Community Facilities District No. 2007-01); Series 2015, Ref. RB	5.00%	09/01/2037	1,650	1,677,208

California (State of) Statewide Communities Development Authority (Community Facilities District No. 2015-1);
Series 2020, RB	4.00%	09/01/2050	1,500	1,282,745

Series 2020, RB	4.00%	09/01/2050	1,415	1,198,848

California (State of) Statewide Communities Development Authority (Community Facilities District No. 2016-02); Series 2020, RB	4.00%	09/01/2050	2,465	2,104,706

California (State of) Statewide Communities Development Authority (Community Facilities District No. 2018-02); Series 2020, RB(h)	7.25%	09/01/2050	4,255	4,109,445

California (State of) Statewide Communities Development Authority (Community Facilities District No. 2020-02); Series 2022, RB	5.25%	09/01/2052	1,650	1,650,335

California (State of) Statewide Communities Development Authority (Delta Coves); Series 2022, RB	5.50%	09/01/2052	3,070	3,101,626

California (State of) Statewide Communities Development Authority (Enloe Medical Center);
Series 2022 A, RB (INS - AGM)(a)	5.25%	08/15/2052	2,000	2,121,775

Series 2022 A, RB (INS - AGM)(a)	5.38%	08/15/2057	2,320	2,473,435

California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2017, Ref. RB	5.00%	04/01/2047	3,390	3,431,173

California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2014 A, RB(b)(c)	5.25%	10/01/2024	600	617,319

California (State of) Statewide Communities Development Authority (Heritage Park at Cathedral City Apartments); Series 2002 NN-1, RB (INS - AMBAC)(a)(i)	5.20%	06/01/2036	2,285	2,287,488

California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital); Series 2014 B, Ref. RB(b)(c)	5.00%	07/01/2024	750	765,363

California (State of) Statewide Communities Development Authority (Improvement Area No. 1);
Series 2021, RB	4.00%	09/01/2041	690	620,356

Series 2021, RB	4.00%	09/01/2051	1,170	981,141

California (State of) Statewide Communities Development Authority (Jewish Home of San Francisco); Series 2016, RB (INS - Cal-Mortgage)(a)	4.00%	11/01/2046	7,825	7,635,024

California (State of) Statewide Communities Development Authority (John Muir Health);
Series 2016 A, Ref. RB	5.00%	08/15/2051	3,000	3,077,164

Series 2018 A, Ref. RB	5.00%	12/01/2057	4,635	4,745,673

California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2016, Ref. RB(h)	5.00%	06/01/2046	1,000	933,958

Series 2019, RB(h)	5.00%	06/01/2034	375	369,086

Series 2019, RB(h)	5.00%	06/01/2039	100	96,686

Series 2019, RB(h)	5.00%	06/01/2051	295	271,293

California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.50%	12/01/2054	1,500	1,491,362

Series 2016 A, RB(h)	5.25%	12/01/2056	830	780,465

Series 2018 A, RB(h)	5.50%	12/01/2058	5,000	4,783,420

California (State of) Statewide Communities Development Authority (McSweeny);
Series 2023, RB	5.00%	09/01/2048	1,350	1,312,031

Series 2023, RB	5.25%	09/01/2053	2,225	2,225,014

California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California);
Series 2018, RB	5.00%	01/01/2043	1,000	1,019,197

Series 2018, RB	5.00%	01/01/2048	1,995	2,023,369

See accompanying notes which are an integral part of this schedule.

Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts);
Series 2019, RB(h)	5.25%	07/01/2039	$ 1,640	$ 1,589,725

Series 2019, RB(h)	5.25%	07/01/2049	3,375	3,092,988

California (State of) Statewide Communities Development Authority (San Francisco Campus for Jewish Living); Series 2021, RB (INS - Cal-Mortgage)(a)	4.00%	11/01/2051	3,425	3,287,428

California (State of) Statewide Communities Development Authority (Sand Creek);
Series 2021, RB	4.00%	09/01/2041	550	492,637

Series 2021, RB	4.00%	09/01/2051	1,125	943,405

California (State of) Statewide Communities Development Authority (Statewide Community Infrastructure Program);
Series 2019 B, RB	5.00%	09/02/2049	1,500	1,480,521

Series 2019 C, RB	5.00%	09/02/2049	700	707,820

Series 2021 C-1, RB	4.00%	09/02/2041	2,185	1,947,348

Series 2021 C-1, RB	4.00%	09/02/2051	2,505	2,094,053

Series 2022, RB	5.38%	09/02/2052	1,000	979,547

Series 2023, RB	5.25%	09/01/2051	2,400	2,405,029

California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC); Series 2016, Ref. RB	5.00%	05/15/2040	1,200	1,219,042

California (State of) Statewide Communities Development Authority (Yucaipa Valley Water Reservoir); Series 2014, RB	6.00%	09/02/2044	2,700	2,722,141

California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002 A, RB	6.00%	05/01/2037	6,910	7,030,320

Series 2002 B, RB	6.00%	05/01/2037	835	849,539

Series 2002 B, RB	6.00%	05/01/2043	705	717,301

Series 2002, RB	6.00%	05/01/2043	45	45,785

Series 2006 A, RB(f)	0.00%	06/01/2046	8,000	1,942,706

Calimesa (City of), CA Community Facilities District No. 2018-1 (Summerwind Trails);
Series 2020, RB	4.00%	09/01/2045	605	533,309

Series 2020, RB	4.00%	09/01/2050	575	489,434

Cambrian School District; Series 2022, GO Bonds	5.00%	08/01/2048	7,505	8,069,305

Carlsbad (City of), CA (Assessment District No. 96-1); Series 1998, RB	5.50%	09/02/2028	10	10,051

Carson (City of), CA Public Financing Authority; Series 2019, RB	5.00%	09/02/2030	545	584,975

Cerritos Community College District (Election of 2012); Series 2018 B, GO Bonds	4.00%	08/01/2043	1,870	1,871,322

Chino (City of), CA Community Facilities District;
Series 2020, RB	4.00%	09/01/2040	170	154,638

Series 2020, RB	4.00%	09/01/2051	705	593,992

Chino (City of), CA Public Financing Authority;
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2034	1,100	1,149,819

Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2035	865	901,940

Chino Valley Unified School District;
Series 2020 B, GO Bonds	4.00%	08/01/2045	3,000	2,955,929

Series 2020 B, GO Bonds	5.00%	08/01/2055	10,995	11,759,034

Chula Vista (City of), CA Community Facilities District No. 16-1 (Improvement Area No. 2);
Series 2021, RB	4.00%	09/01/2041	250	229,031

Series 2021, RB	4.00%	09/01/2051	1,775	1,524,109

Clovis (City of), CA;
Series 2015, Ref. RB (INS - AGM)(a)	5.25%	08/01/2030	1,060	1,114,547

Series 2015, Ref. RB (INS - AGM)(a)	5.25%	08/01/2031	500	525,744

Clovis (City of), CA Public Financing Authority; Series 2008 A, RB (INS - NATL)(a)	4.63%	08/01/2029	35	35,049

Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(a)(f)	0.00%	08/01/2029	735	598,700

Coachella (City of), CA (Community Facilities District No. 2018-1);
Series 2018, RB(h)	5.00%	09/01/2030	515	542,349

Series 2018, RB(h)	5.00%	09/01/2038	1,090	1,124,953

Series 2018, RB(h)	5.00%	09/01/2048	2,015	2,043,540

Series 2018, RB(h)	5.00%	09/01/2053	1,525	1,537,562

Compton (City of), CA Public Finance Authority (Various Capital); Series 2008, Ref. RB (INS - AMBAC)(a)	5.25%	09/01/2027	1,000	1,000,514

See accompanying notes which are an integral part of this schedule.

Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Compton Unified School District;
Series 2019 B, GO Bonds (INS - BAM)(a)(f)	0.00%	06/01/2035	$ 1,300	$ 782,326

Series 2019 B, GO Bonds (INS - BAM)(a)(f)	0.00%	06/01/2041	6,250	2,623,898

Series 2019 B, GO Bonds (INS - BAM)(a)(f)	0.00%	06/01/2042	4,335	1,732,632

Corona Community Facilities District (Bedford Improvement Area No. 1);
Series 2020, RB	4.00%	09/01/2040	285	253,439

Series 2020, RB	4.00%	09/01/2045	460	398,073

Series 2020, RB	4.00%	09/01/2050	1,035	877,353

Corona-Norco Unified School District (Community Facilities District No. 17-1); Series 2020, RB	4.00%	09/01/2050	350	297,700

CSCDA Community Improvement Authority (Oceanaire-Long Beach Social Bonds); Series 2021 A-2, RB(h)	4.00%	09/01/2056	2,500	1,869,290

CSCDA Community Improvement Authority (Parallel-Anaheim Social Bonds); Series 2021, RB(h)	4.00%	08/01/2056	1,000	735,030

CSCDA Community Improvement Authority (Renaissance at City Center); Series 2020 A, RB(h)	5.00%	07/01/2051	3,250	2,946,759

Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 A, Ref. RB	5.00%	12/15/2037	50	50,020

Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	865	853,493

Dehesa School District (Election of 2012); Series 2014 A, GO Bonds(b)(c)	5.50%	08/01/2023	1,220	1,224,185

Dixon (City of), CA Improvement Area No. 1 (Community Facilities District No. 2019-1);
Series 2020, RB	4.00%	09/01/2036	200	191,390

Series 2020, RB	4.00%	09/01/2040	400	365,618

Series 2020, RB	4.00%	09/01/2050	1,000	855,163

Series 2023, RB	5.00%	09/01/2048	1,675	1,614,214

Series 2023, RB	5.00%	09/01/2053	1,600	1,528,186

Dublin (City of), CA Community Facilities District No. 2015-1 (Improvement Area No. 3);
Series 2021, RB	4.00%	09/01/2045	850	736,776

Series 2021, RB	4.00%	09/01/2051	865	723,102

Eastern Municipal Water District;
Series 2023, RB	5.25%	09/01/2048	1,100	1,121,685

Series 2023, RB	5.25%	09/01/2053	1,385	1,406,964

Eastern Municipal Water District (Community Facilities District No. 2016-75);
Series 2021, RB	4.00%	09/01/2030	75	74,573

Series 2021, RB	4.00%	09/01/2050	385	329,238

El Centro (City of), CA Financing Authority (Police Station); Series 2023 A, RB	4.25%	10/01/2047	2,000	1,923,995

El Dorado Irrigation District; Series 2020 A, COP	4.00%	03/01/2050	15,330	14,799,341

El Segundo Unified School District (Election of 2008); Series 2009 A, GO Bonds(f)	0.00%	08/01/2033	4,430	3,058,998

Elsinore Valley Municipal Water District; Series 2021 A, RB(h)	4.50%	09/01/2051	2,680	2,307,262

Emeryville (City of), CA Public Financing Authority (Alameda County);
Series 2014 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2032	445	454,993

Series 2014 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2033	385	393,740

Series 2014 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2034	500	511,749

Escondido Union School District (Election of 2014); Series 2018 B, GO Bonds	4.00%	08/01/2047	1,690	1,641,367

Etiwanda School District Community Facilities District No. 2018-1 (Day Creek Square Public Facilities);
Series 2020, RB	4.00%	09/01/2045	510	433,089

Series 2020, RB	4.00%	09/01/2050	705	582,694

Fairfield (City of), CA Community Facilities District No. 2007-1 (Fairfield Commons); Series 2008, RB	6.88%	09/01/2038	865	872,266

Fairfield (City of), CA Community Facilities District No. 2019-1 (One Lake); Series 2021 A, RB	4.00%	09/01/2051	5,290	4,499,375

Folsom Ranch Financing Authority Community Facilities District no. 23 (Improvement Area No. 1); Series 2022, RB	5.00%	09/01/2042	3,290	3,318,987

Fontana (City of), CA (Community Facilities District No. 80); Series 2017, RB	5.00%	09/01/2046	1,000	1,013,493

Fontana (City of), CA (El Paseo Community Facilities District 87);
Series 2021, RB	4.00%	09/01/2027	120	119,543

Series 2021, RB	4.00%	09/01/2028	125	124,848

Series 2021, RB	4.00%	09/01/2029	110	110,009

Series 2021, RB	4.00%	09/01/2032	100	98,808

Series 2021, RB	4.00%	09/01/2041	200	180,263

Series 2021, RB	4.00%	09/01/2046	325	280,424

Series 2021, RB	4.00%	09/01/2051	400	334,383

See accompanying notes which are an integral part of this schedule.

Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Fontana (City of), CA (Summit at Rosena Phase One); Series 2021, RB	4.00%	09/01/2051	$ 525	$ 443,729

Fontana (City of), CA (The Meadows);
Series 2020, RB	4.00%	09/01/2045	530	467,197

Series 2020, RB	4.00%	09/01/2050	635	543,029

Foothill-Eastern Transportation Corridor Agency;
Series 2014 A, Ref. RB(l)	6.85%	01/15/2042	1,000	1,162,290

Series 2015, Ref. RB (INS - AGM)(a)(f)	0.00%	01/15/2035	2,745	1,768,497

Series 2021 A, RB	4.00%	01/15/2046	7,840	7,431,600

Series 2021 A, Ref. RB	4.00%	01/15/2046	8,125	7,701,754

Fremont Community Facilities District No. 1 (Pacific Commons); Series 2015, Ref. RB	5.00%	09/01/2035	815	833,039

Gilroy Unified School District (Election of 2008);
Series 2009 A, GO Bonds(b)(f)	0.00%	08/01/2029	615	516,265

Series 2009 A, GO Bonds (INS - AGC)(a)(f)	0.00%	08/01/2029	4,735	3,831,303

Series 2009 A, GO Bonds(b)(f)	0.00%	08/01/2031	2,235	1,773,977

Series 2009 A, GO Bonds (INS - AGC)(a)(f)	0.00%	08/01/2031	1,415	1,063,203

Glendora (City of), CA Public Finance Authority (No. 1); Series 2003 A, RB (INS - NATL)(a)	5.00%	09/01/2024	940	941,100

Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(f)	0.00%	06/01/2066	21,000	2,133,260

Golden Valley Unified School District Financing Authority;
Series 2021 A, RB	4.00%	09/01/2046	250	215,094

Series 2021 A, RB	4.00%	09/01/2051	500	416,020

Grossmont Healthcare District; Series 2015 D, Ref. GO Bonds	4.00%	07/15/2040	13,000	12,811,438

Hayward Unified School District (Election of 2018);
Series 2019 A, GO Bonds (INS - BAM)(a)	4.00%	08/01/2048	6,900	6,691,413

Series 2022, GO Bonds (INS - BAM)(a)	4.00%	08/01/2050	10,875	10,463,576

Hollister (City of), CA Redevelopment Agency Successor Agency (Hollister Community Development);
Series 2014, Ref. RB (INS - BAM)(a)	5.00%	10/01/2030	1,600	1,647,711

Series 2014, Ref. RB (INS - BAM)(a)	5.00%	10/01/2032	1,305	1,344,668

Hollister Joint Powers Financing Authority; Series 2016, Ref. RB (INS - AGM)(a)	5.00%	06/01/2036	1,270	1,353,475

Imperial (County of), CA (Community Facilities District No. 2004-2 - Improvement Area No. 1); Series 2007, RB	5.90%	09/01/2037	1,430	1,436,050

Independent Cities Finance Authority (Hacienda Valley Estates); Series 2014, Ref. RB	5.00%	11/15/2034	885	899,505

Independent Cities Finance Authority (Union City Tropics); Series 2019, Ref. RB	5.00%	05/15/2048	1,000	1,028,949

Inglewood Unified School District;
Series 2019 C, GO Bonds (INS - BAM)(a)	4.00%	08/01/2038	550	551,708

Series 2019 C, GO Bonds (INS - BAM)(a)	4.00%	08/01/2039	690	691,880

Series 2021 A, GO Bonds (INS - AGM)(a)	4.00%	08/01/2051	3,100	2,977,959

Inland Empire Tobacco Securitization Corp.;
Series 2007 C-1, RB(f)	0.00%	06/01/2036	8,000	3,429,536

Series 2007 C-2, RB(f)	0.00%	06/01/2047	14,000	2,846,456

Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 1);
Series 2014, RB	5.00%	09/01/2044	445	447,397

Series 2014, RB	5.00%	09/01/2049	445	446,783

Irvine Facilities Financing Authority (Irvine Great Park Infrastructure); Series 2023, RB (INS - BAM)(a)	4.00%	09/01/2058	5,000	4,758,181

Irvine Ranch Water District; Series 2016, RB	5.25%	02/01/2046	4,305	4,529,310

Irvine Unified School District (Community Facilities District No. 01-1); Series 2015, Ref. RB (INS - BAM)(a)	5.00%	09/01/2038	3,500	3,592,284

Irvine Unified School District (Community Facilities District No. 09-1);
Series 2017 B, RB	5.00%	09/01/2047	495	500,843

Series 2018 A, Ref. RB	5.00%	09/01/2045	995	1,008,273

Series 2019 A, RB (INS - BAM)(a)	4.00%	09/01/2044	3,585	3,521,931

Jurupa Community Services District; Series 2021 A, RB	4.00%	09/01/2045	710	619,747

Lake Elsinore (City of), CA;
Series 2021, RB	4.00%	09/01/2041	350	318,238

Series 2021, RB	4.00%	09/01/2046	450	389,835

Series 2021, RB	4.00%	09/01/2051	700	590,446

Lake Elsinore Unified School District Community Facilities District; Series 2021, RB	4.00%	09/01/2045	380	330,409

Lake Elsinore Unified School District Community Facilities District No. 2006-2 (Improvement Area No. C); Series 2020, RB	4.00%	09/01/2050	4,015	3,396,419

See accompanying notes which are an integral part of this schedule.

Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Lake Elsniore (City of), CA Community Facilities District No. 2006-1;
Series 2019, RB	5.00%	09/01/2050	$ 1,000	$ 1,011,352

Series 2021, RB	4.00%	09/01/2046	290	253,477

Series 2021, RB	4.00%	09/01/2051	310	263,668

Lake Elsniore (City of), CA Community Facilities District No. 2006-1 (Improvement Area II);
Series 2020, RB	4.00%	09/01/2040	760	697,200

Series 2020, RB	4.00%	09/01/2045	835	739,169

Lammersville Joint Unified School District;
Series 2020, RB	4.00%	09/01/2039	250	231,434

Series 2020, RB	4.00%	09/01/2045	310	270,401

Series 2020, RB	4.00%	09/01/2045	500	432,689

Series 2020, RB	4.00%	09/01/2049	730	621,981

Series 2020, RB	4.00%	09/01/2050	1,000	843,381

Series 2022, RB	4.00%	09/01/2052	4,000	3,385,196

Lathrop (City of), CA (Community Facilities District No. 03-2); Series 2003, RB	7.00%	09/01/2033	3,130	3,138,293

Lennox School District; Series 2014, COP (INS - BAM)(a)	5.00%	10/01/2034	1,000	1,000,465

Lincoln (City of), CA Community Facilities District No. 2006-1 (Improvement Area No. 1);
Series 2021, Ref. RB	4.00%	09/01/2030	155	154,985

Series 2021, Ref. RB	4.00%	09/01/2034	210	208,084

Series 2021, Ref. RB	4.00%	09/01/2038	270	252,675

Series 2021, Ref. RB	4.00%	09/01/2043	320	288,975

Long Beach (City of), CA; Series 2017 A, RB(i)	5.00%	05/15/2040	16,080	16,576,608

Long Beach (City of), CA (Alamitos Bay Marina); Series 2015, RB	5.00%	05/15/2045	2,370	2,396,349

Long Beach (City of), CA (Green Bonds); Series 2017 B, RB(i)	5.00%	05/15/2043	8,210	8,437,638

Long Beach (City of), CA Bond Finance Authority;
Series 2007 A, RB	5.50%	11/15/2028	50	53,036

Series 2007 A, RB	5.50%	11/15/2032	2,665	2,920,235

Series 2007 A, RB	5.50%	11/15/2037	1,000	1,079,519

Los Alamitos Unified School District; Series 2013, GO Bonds(l)	6.01%	08/01/2040	1,660	1,608,114

Los Alamitos Unified School District (Capital); Series 2012, COP(l)	5.95%	08/01/2034	1,200	1,293,687

Los Angeles (City of), CA Community Facilities District No. 4 (Playa Vista - Phase 1); Series 2014, Ref. RB	5.00%	09/01/2031	590	608,413

Los Angeles (City of), CA Department of Airports;
Series 2015 A, RB(i)	5.00%	05/15/2034	45	45,906

Series 2018, RB(e)(i)	5.00%	05/15/2035	11,410	12,201,357

Series 2018, RB(e)(i)	5.00%	05/15/2036	10,640	11,304,508

Series 2019 A, Ref. RB(i)	5.00%	05/15/2049	16,710	17,229,985

Series 2020 C, RB(i)	4.00%	05/15/2050	3,600	3,317,181

Series 2021, Ref. RB(i)	5.00%	05/15/2035	3,500	3,813,162

Series 2022 A, RB(i)	5.00%	05/15/2045	12,875	13,549,941

Series 2022 A, RB(i)	4.00%	05/15/2049	6,400	5,903,915

Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2015 A, RB(i)	5.00%	05/15/2045	5,000	5,031,410

Series 2018 A, RB(i)	5.25%	05/15/2048	5,000	5,184,751

Series 2018, Ref. RB(i)	5.00%	05/15/2048	4,395	4,536,152

Series 2019, RB(i)	5.00%	05/15/2049	24,745	25,337,205

Series 2022, RB(i)	4.00%	05/15/2047	10,000	9,343,259

Los Angeles (City of), CA Department of Water & Power;
Series 2017 A, Ref. RB	5.00%	07/01/2044	8,250	8,686,944

Series 2017 C, RB	5.00%	07/01/2042	5,525	5,859,135

Series 2017, RB(e)	5.00%	07/01/2047	21,000	22,052,024

Series 2020 B, Ref. RB	5.00%	07/01/2050	8,000	8,628,823

Series 2022 B, RB	5.00%	07/01/2052	6,500	7,106,605

Series 2022 D, Ref. RB	5.00%	07/01/2047	17,555	19,374,593

Los Angeles (County of), CA Community Facilities District No. 2021-01 (Valencia Facilities); Series 2022, RB	5.00%	09/01/2052	2,000	1,988,877

Los Angeles (County of), CA Metropolitan Transportation Authority (Prop C); Series 2021 A, RB	5.00%	07/01/2042	6,055	6,716,521

Los Angeles (Port of), CA; Series 2014 A, Ref. RB(i)	5.00%	08/01/2036	1,000	1,014,941

See accompanying notes which are an integral part of this schedule.

Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled Financing Program); Series 1999 A, COP (INS - AMBAC)(a)(f)	0.00%	08/01/2024	$ 1,265	$ 1,204,422

Lynwood (City of), CA Public Financing Authority (Measure M); Series 2019 A, RB (INS - AGM)(a)	5.25%	06/01/2048	3,185	3,406,741

Madera (County of), CA (Valley Children’s Hospital); Series 1995, COP (INS - NATL)(a)	5.75%	03/15/2028	85	87,525

Madera (County of), CA Community Facilities District No. 2017-1 (Tesoro Viejo);
Series 2020, RB	4.00%	09/01/2045	2,060	1,777,052

Series 2020, RB	4.00%	09/01/2051	3,560	2,962,063

Marina (City of), CA Redevelopment Agency Successor Agency;
Series 2018 B, RB	5.00%	09/01/2038	250	258,135

Series 2020 A, RB	4.00%	09/01/2040	700	641,381

Series 2020 B, RB	4.00%	09/01/2040	700	622,483

McFarland Unified School District (Election of 2012); Series 2014 A, GO Bonds(b)(c)	5.50%	11/01/2024	1,750	1,807,512

Menifee (City of), CA (Meadow Run); Series 2022, RB	4.00%	09/01/2051	570	484,810

Menifee (City of), CA Community Facilities District No. 2020-1 (McCall Mesa); Series 2022 A, RB	4.00%	09/01/2051	1,430	1,214,359

Menifee Union School District;
Series 2020 C, GO Bonds (INS - AGM)(a)	3.00%	08/01/2040	1,500	1,263,434

Series 2020 C, GO Bonds (INS - AGM)(a)	3.00%	08/01/2045	2,200	1,753,736

Series 2021, RB	4.00%	09/01/2044	560	496,929

Series 2021, RB	4.00%	09/01/2051	675	574,117

Menifee Union School District (Community Facilities District No. 2006-2); Series 2020, Ref. RB	4.00%	09/01/2045	705	623,211

Menifee Union School District (Community Facilities District No. 2011-1 - Improvement Area No. 3);
Series 2018, RB	5.00%	09/01/2043	1,000	1,017,444

Series 2018, RB	5.00%	09/01/2048	1,500	1,517,073

Series 2021, RB	4.00%	09/01/2051	1,825	1,547,353

Menifee Union School District (Community Facilities District No. 2011-1 - Improvement Area No. 5); Series 2021, RB	4.00%	09/01/2045	975	858,258

Menifee Union School District (Community Facilities District No. 2014-3); Series 2019, RB	5.00%	09/01/2044	1,500	1,520,353

Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGC)(a)(f)	0.00%	08/01/2035	940	593,744

Menifee Union School District Public Financing Authority; Series 2017 A, RB (INS - NATL)(a)	5.00%	09/01/2033	1,000	1,057,710

Merced City School District (Election of 2014);
Series 2018, GO Bonds	5.00%	08/01/2048	3,020	3,220,293

Series 2022, GO Bonds (INS - AGM)(a)	4.00%	08/01/2046	3,500	3,413,613

Moorpark Unified School District (Election of 2008); Series 2009 A, GO Bonds (INS - AGC)(a)(f)	0.00%	08/01/2031	840	622,115

Moreno Valley Unified School District (Community Facilities District No. 2004-4); Series 2015, RB	5.00%	09/01/2045	2,050	2,066,372

Moreno Valley Unified School District (Community Facilities District No. 2015-2);
Series 2019, RB	5.00%	09/01/2044	435	443,099

Series 2019, RB	5.00%	09/01/2048	485	491,869

Mountain House Public Financing Authority (Green Bonds);
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2050	12,530	12,063,363

Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2055	4,500	4,275,225

Series 2023, RB (INS - BAM)(a)	4.13%	12/01/2048	2,125	2,074,060

Mountain View Shoreline Regional Park Community; Series 2018 A, RB (INS - AGM)(a)	5.00%	08/01/2048	2,000	2,113,318

Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(l)	6.25%	08/01/2043	2,035	1,846,161

Mt. San Antonio Community College District (Election of 2018); Series 2019 A, GO Bonds	5.00%	08/01/2044	8,000	8,616,053

Murrieta (City of), CA (Community Facilities District No. 2005-5); Series 2017, RB	5.00%	09/01/2042	655	666,742

Norco (City of), CA Community Redevelopment Agency Successor Agency (Project Area No. 1); Series 2014, Ref. RB (INS - BAM)(a)	5.00%	03/01/2030	1,500	1,525,209

North Orange (County of), CA Community College District; Series 2022 C, GO Bonds(d)(e)	4.00%	08/01/2047	22,000	21,635,964

Northern California Energy Authority; Series 2018 A, RB(c)	4.00%	07/01/2024	10,000	10,041,816

Northern California Tobacco Securitization Authority;
Series 2021 A, Ref. RB	4.00%	06/01/2049	1,615	1,464,360

Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,200	1,163,814

Oak Grove School District (Election of 2008);
Series 2018 E, Ref. GO Bonds(l)	5.00%	08/01/2038	8,680	4,732,103

Series 2018 E, Ref. GO Bonds(l)	5.00%	08/01/2042	5,755	3,117,982

Oakland Unified School District (County of Alameda); Series 2021 A, GO Bonds (INS - BAM)(a)	4.00%	08/01/2046	9,000	8,804,059

Ontario (City of), CA; Series 2021, RB	4.00%	09/01/2051	500	425,272

Ontario (City of), CA Community Facilities District No. 25 (Park Place Facilities Phase II); Series 2019, RB	5.00%	09/01/2049	1,000	1,013,751

See accompanying notes which are an integral part of this schedule.

Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Ontario (City of), CA Community Facilities District No. 40 (Emerald Park Facilities); Series 2020, RB	4.00%	09/01/2050	$ 780	$ 655,762

Ontario (City of), CA Community Facilities District No. 43 (Park Place Facilities Phase IV); Series 2020, RB	4.00%	09/01/2050	1,000	852,512

Ontario (City of), CA Community Facilities District No. 45;
Series 2020, RB	4.00%	09/01/2043	280	246,333

Series 2020, RB	4.00%	09/01/2051	1,110	929,887

Orange (County of), CA Community Facilities District (Village of Esencia); Series 2020, RB	4.00%	08/15/2045	845	738,741

Orange (County of), CA Community Facilities District No. 2015-1 (Esencia Village);
Series 2015 A, RB	5.00%	08/15/2035	125	127,861

Series 2015 A, RB	5.25%	08/15/2045	1,810	1,836,584

Orange (County of), CA Community Facilities District No. 2016-1 (Village of Esencia); Series 2016 A, RB	5.00%	08/15/2031	1,350	1,404,940

Orange (County of), CA Community Facilities District No. 2021-1 (Ladera Ranch); Series 2022 A, RB	5.00%	08/15/2052	2,000	2,016,588

Oxnard (City of), CA Financing Authority;
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2032	1,250	1,268,599

Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2033	1,500	1,521,581

Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2034	850	861,562

Palm Desert (City of), CA;
Series 2021 A, Ref. RB	4.00%	09/01/2026	300	298,135

Series 2021 A, Ref. RB	4.00%	09/01/2027	315	313,195

Series 2021 A, Ref. RB	4.00%	09/01/2030	250	248,112

Series 2021 A, Ref. RB	4.00%	09/01/2033	275	270,534

Series 2021 A, Ref. RB	4.00%	09/01/2036	300	285,637

Palm Desert (City of), CA Financing Authority (Project Area No. 2); Series 2003, RB (INS - NATL)(a)	5.00%	08/01/2033	40	40,156

Palm Springs (City of), CA Community Redevelopment Agency Successor Agency; Series 2014, Ref. RB (INS - AGM)(a)	5.00%	09/01/2032	445	457,696

Palomar Community College District (Election of 2006); Series 2010, GO Bonds(l)	6.38%	08/01/2045	3,330	2,900,072

Palomar Health;
Series 2017, COP	4.00%	11/01/2047	3,185	2,779,990

Series 2017, Ref. RB	5.00%	11/01/2042	4,835	4,869,133

Paradise Unified School District;
Series 2023 C, GO Bonds	5.00%	08/01/2047	2,310	2,420,862

Series 2023 C, GO Bonds	5.00%	08/01/2052	3,605	3,764,801

Perris (City of), CA Joint Powers Authority (Green Valley West Elementary);
Series 2021, RB	4.00%	09/01/2044	1,060	939,326

Series 2021, RB	4.00%	09/01/2051	1,225	1,040,273

Perris Elementary School District (Election of 2014);
Series 2014 A, GO Bonds (INS - BAM)(a)	6.00%	08/01/2029	235	241,758

Series 2014 A, GO Bonds (INS - BAM)(a)	6.00%	08/01/2030	290	298,205

Perris Union High School District; Series 2019, Ref. COP (INS - BAM)(a)	5.00%	10/01/2048	3,000	3,216,282

Piedmont Unified School District; Series 2019, GO Bonds	3.00%	08/01/2045	4,375	3,532,490

Pittsburg Unified School District Financing Authority (Pittsburg Unified School District Bond Program); Series 2019, RB (INS - AGM)(a)	5.00%	09/01/2047	7,000	7,369,130

Pixley Union School District (Election of 2014); Series 2014 A, GO Bonds(b)(c)	5.25%	08/01/2024	1,000	1,022,697

Poway Unified School District (Del Sur East II); Series 2020, RB (INS - AGM)(a)	4.00%	09/01/2050	4,255	4,086,559

Poway Unified School District Public Financing Authority; Series 2015 B, Ref. RB (INS - BAM)(a)	5.00%	09/01/2035	1,940	2,021,129

Rancho Cordova (City of), CA (Community Facilities District No. 2014-1);
Series 2021, RB	4.00%	09/01/2041	390	352,394

Series 2021, RB	4.00%	09/01/2046	585	506,211

Series 2021, RB	4.00%	09/01/2050	500	421,660

Rancho Cordova (City of), CA (Community Facilities District No. 2018-1);
Series 2021, RB	4.00%	09/01/2046	225	198,370

Series 2021, RB	4.00%	09/01/2050	200	172,369

Rancho Mirage Community Facilities District (Del Webb);
Series 2021, RB	4.00%	09/01/2046	380	334,061

Series 2021, RB	4.00%	09/01/2051	325	277,740

See accompanying notes which are an integral part of this schedule.

Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Ravenswood School District;
Series 2018, GO Bonds	5.00%	08/01/2031	$ 500	$ 533,381

Series 2018, GO Bonds	5.00%	08/01/2033	500	532,874

Series 2018, GO Bonds	5.00%	08/01/2035	750	796,147

Redding (City of), CA Redevelopment Agency (Canby-Hilltop-Cypress Redevelopment); Series 2003 A, RB (INS - NATL)(a)	5.00%	09/01/2023	1,400	1,401,237

Regents of the University of California Medical Center;
Series 2022 P, RB(d)(e)	5.00%	05/15/2047	10,000	10,904,581

Series 2022 P, RB	4.00%	05/15/2053	15,000	13,683,240

Series 2022 P, RB(d)(e)	4.00%	05/15/2053	15,000	13,683,240

Rialto Unified School District;
Series 2019 A, GO Bonds (INS - BAM)(a)(f)	0.00%	08/01/2042	8,125	3,397,613

Series 2019 A, GO Bonds (INS - BAM)(a)(f)	0.00%	08/01/2043	4,500	1,768,833

Rio Hondo Community College District (Election of 2004); Series 2010 C, GO Bonds(l)	6.63%	08/01/2042	10,530	12,214,267

River Islands Public Financing Authority;
Series 2022 A-1, Ref. RB (INS - AGM)(a)	5.25%	09/01/2052	3,600	3,990,951

Series 2022, RB (INS - AGM)(a)	5.25%	09/01/2052	2,000	2,216,006

Riverbank (City of), CA Redevelopment Agency; Series 2007 B, RB	5.00%	08/01/2032	35	34,125

Riverside (City of), CA (Community Facilities District No. 92-1); Series 2005 A, RB	5.30%	09/01/2034	1,050	1,053,801

Riverside (County of), CA Community Facilities District No. 07-2 (Clinton Keith);
Series 2015, RB	5.00%	09/01/2044	1,000	1,007,844

Series 2017, RB	5.00%	09/01/2045	535	542,754

Riverside (County of), CA Public Financing Authority (Desert Communities and Interstate 215 Corridor);
Series 2017 A, Ref. RB (INS - BAM)(a)	5.00%	10/01/2034	1,000	1,084,757

Series 2017 A, Ref. RB (INS - BAM)(a)	4.00%	10/01/2040	500	496,498

Riverside (County of), CA Redevelopment Successor Agency (Jurupa Valley Redevelopment);
Series 2011, RB(b)(c)	7.75%	10/01/2024	1,000	1,057,839

Series 2011, RB(b)(c)	8.00%	10/01/2024	1,000	1,060,392

Riverside (County of), CA Transportation Commission; Series 2021 B-1, Ref. RB	4.00%	06/01/2046	16,545	15,201,630
Riverside Unified School District (Community Facilities District No. 32);
Series 2020, RB	4.00%	09/01/2045	290	255,277

Series 2020, RB	4.00%	09/01/2050	610	520,032

Riverside Unified School District (Community Facilities District No. 33);
Series 2021, RB	4.00%	09/01/2041	275	244,257

Series 2021, RB	4.00%	09/01/2050	600	504,320

Riverside Unified School District (Election of 2016);
Series 2019 B, GO Bonds	3.00%	08/01/2038	1,740	1,516,874

Series 2019 B, GO Bonds	3.00%	08/01/2039	4,250	3,653,708

Series 2019 B, GO Bonds	3.00%	08/01/2040	2,770	2,333,141

Romoland School District Community Facilities No. 2004-1; Series 2015, Ref. RB	5.00%	09/01/2038	1,000	1,011,587

Root Creek Water District Community Facilities District No. 2016-1 Improvement Area No. 1;
Series 2021, RB	4.00%	09/01/2041	430	390,000

Series 2021, RB	4.00%	09/01/2050	570	485,932

Root Creek Water District Community Facilities District No. 2016-1 Improvement Area No. 2; Series 2021, RB	4.00%	09/01/2050	930	792,836

Roseville (City of), CA (Villages at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2039	375	347,961

Series 2020, RB	4.00%	09/01/2045	350	310,268

Series 2020, RB	4.00%	09/01/2050	475	409,376

Roseville (City of), CA (Westpark-Federico Community Facilities District);
Series 2022, RB	5.00%	09/01/2043	1,830	1,859,636

Series 2022, RB	5.00%	09/01/2052	2,760	2,764,645

Sacramento (City of), CA (Convention Center Complex); Series 2018 A, RB	5.00%	06/01/2043	2,000	2,086,072

Sacramento (City of), CA (North Natomas Community Facilities District No. 4);
Series 2015, Ref. RB	5.00%	09/01/2032	1,290	1,328,697

Series 2015, Ref. RB	5.00%	09/01/2033	1,200	1,234,686

Sacramento (City of), CA Municipal Utility District (Green Bonds); Series 2020 H, RB	4.00%	08/15/2045	5,000	4,961,731

See accompanying notes which are an integral part of this schedule.

Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Sacramento (County of), CA;

Series 2018 C, Ref. RB(i)	5.00%	07/01/2038	$ 2,200	$ 2,282,833

Series 2018 C, Ref. RB(i)	5.00%	07/01/2039	9,495	9,827,489

Sacramento (County of), CA (Community Facilities District No. 2014-2); Series 2021, RB	4.00%	09/01/2046	650	570,597

Sacramento (County of), CA Housing Authority; Series 2002 C, RB (INS - AMBAC)(a)(i)	5.25%	06/01/2027	585	574,073

San Bernardino (City of), CA;
Series 2022, RB	5.13%	09/01/2047	555	561,340

Series 2022, RB	5.25%	09/01/2052	680	688,089

San Bernardino (City of), CA Joint Powers Financing Authority; Series 1999, Ref. COP (INS - NATL)(a)	5.50%	09/01/2024	5	5,009

San Bernardino Mountains Community Hospital District;
Series 2007 A, COP	5.00%	02/01/2027	650	650,026

Series 2007 A, COP	5.00%	02/01/2037	3,235	3,235,011

San Diego (County of), CA Redevelopment Agency (Gillespie Field); Series 2005 A, Ref. RB(i)	5.75%	12/01/2032	3,925	3,931,217

San Diego (County of), CA Regional Airport Authority;
Series 2017 B, RB(i)	5.00%	07/01/2037	1,000	1,032,742

Series 2019 B, Ref. RB(i)	4.00%	07/01/2044	1,000	929,108

Series 2019 B, Ref. RB(i)	5.00%	07/01/2049	12,840	13,123,144

Series 2021 A, RB	5.00%	07/01/2056	8,880	9,431,724

Series 2021 B, RB(i)	4.00%	07/01/2046	15,040	13,998,636

Series 2021 B, RB(i)	4.00%	07/01/2051	2,000	1,840,733

Series 2021 B, RB(i)	5.00%	07/01/2056	9,400	9,626,257

San Diego Unified School District; Series 2022, GO Bonds(e)	4.25%	07/01/2052	17,500	17,598,116

San Diego Unified School District (Green Bonds); Series 2021 N-2, GO Bonds	4.00%	07/01/2046	12,500	12,342,296

San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2018 D, RB(i)	5.00%	05/01/2048	11,290	11,500,679

Second Series 2022 B, Ref. RB	4.00%	05/01/2052	10,225	9,742,543

Series 2017 A, RB(i)	5.00%	05/01/2042	1,930	1,976,760

Series 2018 D, RB(i)	5.25%	05/01/2048	6,200	6,399,734

Series 2019 A, RB(i)	5.00%	05/01/2049	8,055	8,287,195

Series 2019 E, RB(i)	5.00%	05/01/2050	31,575	32,457,762

San Francisco (City & County of), CA Community Facilities District No. 2016-1;
Series 2020, RB	4.00%	09/01/2042	550	494,484

Series 2020, RB	4.00%	09/01/2050	1,025	875,182

San Francisco (City & County of), CA Community Facilities District No. 2016-1 (Treasure Island); Series 2022, RB(h)	4.00%	09/01/2052	2,000	1,673,774

San Francisco (City & County of), CA Infrastructure & Revitalization Financing District No. 1;
Series 2022 A, RB(h)	5.00%	09/01/2037	385	389,231

Series 2022 A, RB(h)	5.00%	09/01/2052	2,000	1,900,884

Series 2022 B, RB(h)	5.00%	09/01/2052	1,000	936,415

San Francisco (City & County of), CA Public Utilities Commission; Series 2018 B, RB	5.00%	10/01/2043	7,250	7,755,647

San Francisco (City & County of), CA Public Utilities Commission (Green Bonds);
Series 2021 A, RB	4.00%	10/01/2048	10,000	9,846,203

Series 2021 A, RB	4.00%	10/01/2051	5,000	4,872,917

San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Hunters Point Shipyard Phase One Improvements); Series 2014, Ref. RB	5.00%	08/01/2044	2,775	2,788,670

San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment); Series 2014 A, RB	5.00%	08/01/2043	1,060	1,084,025

San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 A, Ref. RB	5.00%	08/01/2033	500	504,119

Series 2013 B, RB	5.00%	08/01/2031	500	504,653

San Gorgonio Memorial Health Care District; Series 2014, Ref. GO Bonds	5.00%	08/01/2032	500	480,592

San Jacinto Unified School District (Community Facilities District No. 2020-1); Series 2022, RB	4.00%	09/01/2052	760	634,012

San Jacinto Unified School District Financing Authority; Series 2017, Ref. RB	5.00%	09/01/2043	250	254,377

San Joaquin Hills Transportation Corridor Agency;
Series 2014 B, Ref. RB	5.25%	01/15/2044	2,000	2,037,314

Series 2021 A, Ref. RB	4.00%	01/15/2044	1,705	1,629,810

San Jose (City of), CA; Series 2017 A, Ref. RB(i)	5.00%	03/01/2047	8,600	8,788,308

San Jose (City of), CA (El Parador Apartments); Series 2000 A, RB(i)	6.20%	01/01/2041	3,150	3,117,071

See accompanying notes which are an integral part of this schedule.

Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
San Jose (City of), CA (Fallen Leaves Apartments); Series 2002 J-1, RB (INS - AMBAC)(a)(i)	5.10%	12/01/2032	$ 3,860	$ 3,842,776

San Jose (City of), CA (Orvieto Family Apartments); Series 2010 B-1, RB	4.75%	08/01/2029	5,020	5,026,409

San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS -AGM)(a)(f)	0.00%	09/01/2031	3,110	2,347,483

San Leandro Unified School District (Election of 2016); Series 2019 B, GO Bonds (INS - BAM)(a)	4.00%	08/01/2043	5,000	4,930,799

San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS - AGM)(a)	5.00%	08/01/2030	1,500	1,501,909

San Marcos Unified School District (Community Facilities District No. 7); Series 2019, RB	5.00%	09/01/2048	750	760,623

San Mateo (County of), CA Joint Powers Financing Authority; Series 2018 A, RB(e)	5.00%	07/15/2043	18,075	19,396,102

San Mateo Foster City School District;
Series 2010, GO Bonds(l)	6.63%	08/01/2042	1,010	990,266

Series 2023 B, GO Bonds	4.00%	08/01/2051	10,000	9,796,953

San Rafael City Elementary School District; Series 2019 C, GO Bonds	4.00%	08/01/2047	2,950	2,865,108

Santa Barbara (County of), CA;
Series 2018 B, COP(i)	5.00%	12/01/2037	12,695	13,356,526

Series 2018 B, COP(i)	5.00%	12/01/2038	5,000	5,214,670

Santa Clara (County of), CA Housing Authority;
Series 2001 A, RB(i)	5.85%	08/01/2031	885	886,851

Series 2001 A, RB(i)	6.00%	08/01/2041	2,070	2,114,743

Series 2010 A-1, RB (CEP - FHLMC)	4.75%	11/01/2027	4,010	4,011,633

Santa Clarita Community College District; Series 2019, GO Bonds	3.00%	08/01/2044	1,410	1,141,572

Santa Margarita Water District (Community Facilities District No. 2013-1);
Series 2013, RB(b)(c)	5.63%	09/01/2023	960	965,195

Series 2013, RB(b)(c)	5.63%	09/01/2023	960	965,195

Santa Monica (City of), CA Redevelopment Agency;
Series 2011, RB	5.88%	07/01/2036	1,750	1,756,134

Series 2011, RB	5.88%	07/01/2042	2,600	2,608,581

Santa Rosa Elementary School District (Election of 2022); Series 2023 A, GO Bonds	4.00%	08/01/2053	6,010	5,759,336

Sebastopol Union School District; Series 2020 A, GO Bonds	4.00%	08/01/2041	500	498,622

Signal Hill (City of), CA Redevelopment Agency Successor Agency (Signal Hill Redevelopment Project No. 1); Series 2011, RB	7.00%	10/01/2026	1,385	1,388,635

Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(f)	0.00%	06/01/2036	22,420	10,826,533

Series 2007 A, RB(f)	0.00%	06/01/2041	10,000	3,554,978

Series 2007 B, RB(f)	0.00%	06/01/2047	12,650	3,047,555

Series 2007 C, RB(f)	0.00%	06/01/2056	65,815	6,061,094

Simi Valley Unified School District (Election of 2004);
Series 2007 C, GO Bonds (INS - AGM)(a)(f)	0.00%	08/01/2028	3,480	2,914,257

Series 2007 C, GO Bonds (INS - AGM)(a)(f)	0.00%	08/01/2030	2,765	2,149,871

South El Monte (City of), CA Improvement District Successor Agency; Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	08/01/2035	4,150	4,308,542

South Orange (County of), CA Public Financing Authority (County of Orange Sheriff-Coroner); Series 2022, RB	5.00%	06/01/2052	10,000	10,736,865

South Orange (County of), CA Public Financing Authority (Ladera Ranch); Series 2014 A, Ref. RB(b)(c)	5.00%	08/15/2023	895	897,915

South San Francisco (City of), CA (Community Facilities District No. 2021-01); Series 2022, RB	5.00%	09/01/2052	2,500	2,535,677

Southern California Public Power Authority (No.1);
Series 2007 A, RB	5.25%	11/01/2023	50	50,190

Series 2007 A, RB	5.25%	11/01/2026	250	259,332

Series 2007 A, RB	5.25%	11/01/2027	2,255	2,366,957

Series 2007 A, RB	5.00%	11/01/2028	205	215,257

Series 2007 A, RB	5.00%	11/01/2029	165	174,112

Series 2007 A, RB	5.00%	11/01/2033	2,085	2,238,391

Series 2014 A, RB	5.00%	07/01/2035	13,000	13,228,745

Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2006, RB(f)	0.00%	06/01/2046	3,000	487,421

Series 2019, Ref. RB	5.00%	06/01/2039	750	794,419

Series 2019, Ref. RB(f)	0.00%	06/01/2054	20,000	3,685,328

Stockton (City of), CA Community Facilities District (Westlake Villages II); Series 2022, RB	5.13%	09/01/2052	1,800	1,762,185

See accompanying notes which are an integral part of this schedule.

Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Stockton (City of), CA Redevelopment Agency Successor Agency; Series 2016 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2034	$ 1,000	$ 1,059,439

Sulphur Springs Union School District; Series 2020, RB	4.00%	09/01/2050	1,225	1,047,575

Susanville (City of), CA (Natural Gas Enterprise Ref.); Series 2019, Ref. RB (INS - AGM)(a)	4.00%	06/01/2045	1,000	978,930

Tahoe-Truckee Unified School District;
Series 2016 B, GO Bonds	5.00%	08/01/2039	3,000	3,154,102

Series 2016 B, GO Bonds	5.00%	08/01/2041	950	997,268

Tejon Ranch Public Facilities Finance Authority (Community Facilities District No. 2008-1 - Tejon Industrial Complex Public Improvements); Series 2020, RB	4.00%	09/01/2050	4,750	4,132,302

Tender Option Bond Trust Receipts/Certificates; Series 2023, RB(e)	5.00%	07/01/2051	14,000	15,217,692

Three Rivers Levee Improvement Authority (Community Facilities District No. 2006-1);
Series 2021, Ref. RB	4.00%	09/01/2036	1,075	1,007,152

Series 2021, Ref. RB	4.00%	09/01/2041	2,840	2,469,025

Series 2021, Ref. RB	4.00%	09/01/2046	2,700	2,219,920

Torrance Unified School District (Election of 2008-Measure Z); Series 2009, GO Bonds(f)	0.00%	08/01/2034	3,600	2,102,551

Tracy (City of), CA Community Facilities District;
Series 2022, RB	5.00%	09/01/2042	1,905	1,947,404

Series 2022, RB	5.00%	09/01/2052	2,400	2,414,650

Transbay Joint Powers Authority (Green Bonds);
Series 2020 A, RB	5.00%	10/01/2045	2,190	2,247,376

Series 2020 A, RB	5.00%	10/01/2049	2,100	2,135,124

Series 2020 B, RB	5.00%	10/01/2035	250	261,476

Series 2020 B, RB	5.00%	10/01/2038	300	308,200

Tustin Unified School District (Community Facilities District No. 97-1); Series 2015, Ref. RB (INS - BAM)(a)	5.00%	09/01/2038	2,000	2,056,363

University of California;
Series 2017, RB(e)	5.00%	05/15/2047	15,000	15,790,569

Series 2017, RB(d)(e)	5.00%	05/15/2048	16,000	17,074,315

Series 2018 AZ, Ref. RB	4.00%	05/15/2048	2,000	1,968,231

Series 2018 AZ, Ref. RB	5.00%	05/15/2048	4,000	4,268,579

Series 2020 BE, Ref. RB	4.00%	05/15/2050	12,000	11,820,718

Series 2021 Q, Ref. RB (INS - BAM)(a)	4.00%	05/15/2051	5,040	4,958,804

University of California (Limited);
Series 2017 M, RB	4.00%	05/15/2047	10,160	9,904,807

Series 2018 O, Ref. RB	5.00%	05/15/2048	3,000	3,195,817

Upland (City of), CA Community Facilities District No. 2003-2 (Improvement Area No. 2);
Series 2015, Ref. RB	5.00%	09/01/2029	1,030	1,047,659

Series 2015, Ref. RB	5.00%	09/01/2030	1,080	1,096,492

Upland (City of), CA Community Facilities District No. 2015-1 (Improvement Area No. 1); Series 2019 A, RB	4.00%	09/01/2049	750	654,904

Upland (City of), CA Community Facilities District No. 2016-1 (Improvement Area No. 2);
Series 2021 A, RB	4.00%	09/01/2040	260	237,939

Series 2021 A, RB	4.00%	09/01/2045	165	144,152

Series 2021 A, RB	4.00%	09/01/2051	260	219,686

Valley (City of), CA Sanitary District; Series 2005, RB	5.20%	09/02/2030	1,320	1,324,845

Victorville (City of), CA (Community Facilities District No. 07-01); Series 2012 A, RB	5.35%	09/01/2042	485	485,961

Vista Unified School District; Series 2019 A, GO Bonds	4.00%	08/01/2044	1,000	985,579

West Contra Costa Unified School District;
Series 2005, GO Bonds (INS - NATL)(a)(f)	0.00%	08/01/2025	2,500	2,312,785

Series 2020 E, GO Bonds (INS - AGM)(a)	3.00%	08/01/2045	6,465	5,082,030

West Covina (City of), CA Public Financing Authority; Series 2018 A, Ref. RB	5.00%	05/01/2031	445	479,514

West Patterson Financing Authority (Community Facilities District No. 2005-1);
Series 2021, RB	4.00%	09/01/2043	600	527,051

Series 2021, RB	4.00%	09/01/2046	745	641,250

Series 2021, RB	4.00%	09/01/2049	1,775	1,504,760

West Patterson Financing Authority (Community Facilities District No. 2015-1);
Series 2015, RB	5.25%	09/01/2035	610	626,352

Series 2015, RB	5.25%	09/01/2045	1,550	1,570,555

West Sacramento (City of), CA (Community Facilities District No. 29); Series 2019, RB	5.00%	09/01/2044	1,065	1,087,533

West Sacramento (City of), CA (Port Towne Infrasctructure); Series 2019, RB	5.00%	09/01/2037	860	895,483

See accompanying notes which are an integral part of this schedule.

Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Whittier (City of), CA (Presbyterian Intercommunity Hospital, Inc.); Series 2014, RB	5.00%	06/01/2044	$ 1,500	$ 1,501,511

Woodland (City of), CA Community Facilities District 2004-1; Series 2019, RB	5.00%	09/01/2044	2,140	2,179,843

Yosemite Community College District (Election of 2004); Series 2008 C, GO Bonds (INS - AGM)(a)(f)	0.00%	08/01/2024	4,685	4,500,549

				2,014,286,405

Guam–0.72%
Guam (Territory of); Series 2021 F, Ref. RB	4.00%	01/01/2042	1,120	985,512

Guam (Territory of) Department of Education (John F. Kennedy); Series 2020, Ref. COP	5.00%	02/01/2040	2,750	2,733,130

Guam (Territory of) International Airport Authority;
Series 2013 C, RB(b)(c)(i)	6.00%	10/01/2023	715	719,963

Series 2013 C, RB(b)(c)(i)	6.13%	10/01/2023	2,055	2,070,097

Series 2013 C, RB(b)(c)(i)	6.25%	10/01/2023	395	398,062

Series 2013 C, RB(b)(i)	6.00%	10/01/2034	285	286,978

Series 2013 C, RB(b)(i)	6.25%	10/01/2034	605	609,690

Series 2013 C, RB(b)(i)	6.13%	10/01/2043	445	448,269

Guam (Territory of) Port Authority; Series 2018 A, RB	5.00%	07/01/2048	1,825	1,858,433

Guam (Territory of) Waterworks Authority;
Series 2014 A, Ref. RB	5.00%	07/01/2035	765	770,752

Series 2020 A, RB	5.00%	01/01/2050	3,460	3,474,957

				14,355,843

Northern Mariana Islands–0.10%
Northern Mariana Islands (Commonwealth of) Ports Authority;
Series 1998 A, RB(i)	6.25%	03/15/2028	675	648,623

Series 2005 A, RB(i)	5.50%	03/15/2031	1,415	1,301,835

				1,950,458

Puerto Rico–4.48%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	8,460	8,460,353

Series 2002, RB	5.63%	05/15/2043	8,715	8,764,458

PRIFA Custodial Trust; Series 2005, RB	0.00%	03/15/2049	86	26,956

Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(f)	0.00%	07/01/2024	278	264,821

Series 2021 A, GO Bonds(f)	0.00%	07/01/2033	12,619	7,413,417

Series 2021 A-1, GO Bonds	5.25%	07/01/2023	464	464,396

Series 2021 A-1, GO Bonds	5.38%	07/01/2025	925	945,367

Series 2021 A-1, GO Bonds	5.63%	07/01/2027	917	959,419

Series 2021 A-1, GO Bonds	5.63%	07/01/2029	902	956,897

Series 2021 A-1, GO Bonds	5.75%	07/01/2031	876	945,265

Series 2021 A-1, GO Bonds	4.00%	07/01/2033	1,731	1,592,392

Series 2021 A-1, GO Bonds	4.00%	07/01/2035	747	668,954

Series 2021 A-1, GO Bonds	4.00%	07/01/2037	641	557,793

Series 2021 A-1, GO Bonds	4.00%	07/01/2041	871	729,880

Series 2021 A-1, GO Bonds	4.00%	07/01/2046	0	3

Subseries 2022, RN	0.00%	11/01/2043	4,245	2,074,848

Subseries 2022, RN	0.00%	11/01/2051	182	175,864

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.13%	07/01/2024	1,100	1,112,957

Series 2022 A, Ref. RB(h)	5.00%	07/01/2037	1,500	1,489,460

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2012 A, RB(j)	5.00%	07/01/2042	4,000	2,870,000

Series 2012 A, RB(j)	5.05%	07/01/2042	1,000	717,500

Series 2013 A, RB(j)	6.75%	07/01/2036	7,350	5,337,937

Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2022 A, RB	5.00%	07/01/2062	957	919,768

Series 2022 B, RB(f)	0.00%	07/01/2032	622	396,125

Series 2022 C, RB(l)	5.00%	07/01/2053	1,064	648,840

Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB(i)	6.63%	06/01/2026	5,450	5,535,058

See accompanying notes which are an integral part of this schedule.

Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(f)	0.00%	07/01/2024	$ 147	$ 140,650

Series 2018 A-1, RB(f)	0.00%	07/01/2027	1,524	1,283,168

Series 2018 A-1, RB(f)	0.00%	07/01/2031	1,616	1,121,050

Series 2018 A-1, RB(f)	0.00%	07/01/2033	11,974	7,489,095

Series 2018 A-1, RB	4.50%	07/01/2034	419	420,047

Series 2018 A-1, RB	4.55%	07/01/2040	342	326,339

Series 2018 A-1, RB(f)	0.00%	07/01/2046	8,788	2,374,946

Series 2018 A-1, RB(f)	0.00%	07/01/2051	13,879	2,764,024

Series 2018 A-1, RB	4.75%	07/01/2053	2,510	2,327,422

Series 2018 A-1, RB	5.00%	07/01/2058	11,595	11,107,402

Series 2019 A-2, RB	4.33%	07/01/2040	2,154	2,000,917

Series 2019 A-2, RB	4.54%	07/01/2053	65	58,179

Series 2019 A-2, RB	4.78%	07/01/2058	865	796,764

Series 2019 A-2B, RB	4.55%	07/01/2040	926	883,597

University of Puerto Rico; Series 2006 P, Ref. RB	5.00%	06/01/2030	2,190	2,123,365

				89,245,693

Virgin Islands–0.20%
Virgin Islands (Government of) Port Authority;
Series 2014 A, Ref. RB(i)	5.00%	09/01/2029	1,645	1,569,080

Series 2014 A, Ref. RB(i)	5.00%	09/01/2033	1,500	1,376,357

Virgin Islands (Government of) Public Finance Authority (Garvee); Series 2015, RB(h)	5.00%	09/01/2030	1,000	1,015,188

				3,960,625

Total Municipal Obligations (Cost $2,198,306,326)				2,123,799,024

U.S. Dollar Denominated Bonds & Notes–0.10%
California–0.10%
CalPlant I LLC;
Series 21A(h)(m)	9.50%	06/05/2023	160	160,000

Series 21B(h)(m)	9.50%	08/31/2023	605	605,000

Series 22A(h)(m)	9.50%	08/31/2023	330	330,000

Series 22B(h)(m)	9.50%	08/31/2023	30	30,000

Series 22C(h)(m)	9.50%	08/31/2023	220	220,000

Series 22X(h)	9.50%	08/31/2023	325	325,000

Series 23A(h)(m)	9.50%	08/31/2023	115	115,000

Series 23B(h)(m)	9.50%	08/31/2023	100	100,000

Series 23D(h)	9.50%	07/31/2023	140	140,000

Total U.S. Dollar Denominated Bonds & Notes (Cost $2,025,000)				2,025,000

TOTAL INVESTMENTS IN SECURITIES(n)–106.66% (Cost $2,200,331,326)				2,125,824,024

FLOATING RATE NOTE OBLIGATIONS–(7.27)%
Notes with interest and fee rates ranging from 3.45% to 3.98% at 05/31/2023 and contractual maturities of collateral ranging from 05/15/2035 to 04/01/2056(o)				(144,900,000)

OTHER ASSETS LESS LIABILITIES–0.61%				12,239,896

NET ASSETS–100.00%				$1,993,163,920

See accompanying notes which are an integral part of this schedule.

Invesco California Municipal Fund

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
FHLMC	– Federal Home Loan Mortgage Corp.
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $47,735,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(e)	Underlying security related to TOB Trusts entered into by the Fund.
(f)	Zero coupon bond issued at a discount.
(g)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(h)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $133,971,935, which represented 6.72% of the Fund’s Net Assets.

(i)	Security subject to the alternative minimum tax.
(j)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2023 was $9,616,287, which represented less than 1% of the Fund’s Net Assets.

(k)	Restricted security. The aggregate value of these securities at May 31, 2023 was $636,250, which represented less than 1% of the Fund’s Net Assets.
(l)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(o)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2023. At May 31, 2023, the Fund’s investments with a value of $207,967,998 are held by TOB Trusts and serve as collateral for the $144,900,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco California Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of May 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$2,123,799,024	$–	$2,123,799,024

U.S. Dollar Denominated Bonds & Notes	–	465,000	1,560,000	2,025,000

Total Investments in Securities	–	2,124,264,024	1,560,000	2,125,824,024

Other Investments - Assets

Investments Matured	–	1,578,001	165,000	1,743,001

Total Investments	$–	$2,125,842,025	$1,725,000	$2,127,567,025

Invesco California Municipal Fund